Unaudited condensed consolidated interim balance sheet - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill	£ 7,348	£ 7,610
Other intangible assets	726	737
Property, plant and equipment	841	909
Right-of-use assets	1,396	1,385
Interests in associates	238	253
Other investments	346	398
Deferred tax assets	304	323
Corporate income tax recoverable	64	59
Trade and other receivables	280	174
Non-current assets	11,543	11,848
Current assets
Corporate income tax recoverable	100	113
Trade and other receivables	7,366	7,722
Accrued income and unbilled media	2,948	3,188
Cash and cash equivalents as presented in the consolidated balance sheet	1,437	2,638
Current assets	11,851	13,661
Current liabilities
Trade and other payables	(11,067)	(13,056)
Deferred income and customer advances	(1,216)	(1,160)
Corporate income tax payable	(182)	(333)
Lease liabilities	(222)	(240)
Borrowings	(936)	(584)
Provisions for liabilities and charges	(137)	(143)
Current liabilities	(13,760)	(15,516)
Net current liabilities	(1,909)	(1,855)
Non-current liabilities
Borrowings	(3,845)	(3,744)
Trade and other payables	(136)	(229)
Deferred tax liabilities	(173)	(142)
Employee benefit obligations	(129)	(132)
Provisions for liabilities and charges	(192)	(232)
Lease liabilities	(1,751)	(1,780)
Non-current liabilities	(6,226)	(6,259)
Net assets	3,408	3,734
Equity
Called-up share capital	109	109
Share premium account	579	579
Other reserves	(140)	151
Own shares	(208)	(191)
Retained earnings	2,824	2,827
Equity shareholders’ funds	3,164	3,475
Non-controlling interests	244	259
Total equity	£ 3,408	£ 3,734